SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ANTI -DILUTED SECURITIES EXCLUDED FROM DILUTED NET LOSS PER SHARE

	As of January 31,
	2022	2021
Warrants	30,225,397	8,014,220
Series D convertible redeemable preferred stock	20,000,000	-
Stock options	888,058	1,047,377
Restricted stock units	-	5,556
Total	51,113,455	9,067,153

	As of October 31,
	2021	2020
Warrants	30,225,397	398,226
Stock options	893,946	1,011,768
Restricted stock units	-	5,556
Total	31,119,343	1,415,550